INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Segment’s Profits and Losses (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Compensation expense related to contingent consideration excluded from adjusted operating income	$ 3.5	₽ 203	₽ 245	₽ 291
Revenues from external customers	1,632.9	94,054	75,925	59,792
Depreciation and amortization	(195.1)	(11,239)	(9,607)	(7,791)
Adjusted operating income/loss	226.3	13,036	12,847	9,593
Russian Search And Portal
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	1,396.9	80,455	66,760	54,073
Depreciation and amortization	(180.7)	(10,408)	(8,858)	(6,894)
Adjusted operating income/loss	461.0	26,551	20,020	15,199
Russian E-commerce
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	86.2	4,968	4,718	3,400
Depreciation and amortization	(0.9)	(54)	(72)	(115)
Adjusted operating income/loss	27.0	1,556	1,363	1,624
Classifieds
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	36.1	2,082	1,304	894
Depreciation and amortization	(0.9)	(53)	(20)	(16)
Adjusted operating income/loss	1.5	85	(74)	130
Taxi
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	84.9	4,891	2,313	984
Depreciation and amortization	(0.8)	(46)	(39)	(27)
Adjusted operating income/loss	(139.0)	(8,009)	(2,125)	136
Experiments
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	28.8	1,658	830	441
Depreciation and amortization	(11.8)	(678)	(618)	(739)
Adjusted operating income/loss	(34.3)	(1,968)	(2,182)	(3,409)
Operating Segments
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Adjusted operating income/loss	316.2	18,215	17,002	13,680
Intersegment Eliminations
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Intersegment revenues	(61.1)	(3,520)	(2,496)	(1,832)
Intersegment Eliminations | Russian Search And Portal
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Intersegment revenues	$ 61.1	₽ 3,520	₽ 2,496	₽ 1,832